Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalent		$ 678,770	$ 2,085,033
Restricted cash		187,976	29,006
Short-term investment		262,022
Accounts receivable, net		6,475,620	7,429,904
Notes receivable		648,357	302,775
Inventories, net		2,802,102	2,613,549
Prepaid expense and other current assets		1,088,152	1,604,134
Total current assets		12,142,999	14,064,401
Non-current assets
Property, plant and equipment, net		10,849,587	12,300,491
Prepayment for purchase of Yingxuan Assets		3,363,840	3,535,975
Intangible assets, net		4,060,693	4,961,881
Finance lease right-of-use assets, net		739,305	1,299,217
Other non-current assets			2,174
TOTAL ASSETS		31,156,424	36,164,139
Current liabilities
Short-term loans		3,973,081	6,015,975
Accounts payable		1,587,600	2,957,110
Security deposit received for sales of properties			1,449,633
Income tax payable		57,747	136,544
Finance lease obligation, current		144,850	315,780
Accrued expenses and other payables		541,960	955,676
Total current liabilities		7,273,928	12,437,954
Long-term loans		3,272,517	10,147,428
Long-term payable		11,185	42,220
Finance lease obligation, non-current		1,144	46,623
Deferred tax liability		14,480	15,221
TOTAL LIABILITIES		10,573,254	22,689,446
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 12,371,875 and 10,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively*	[1]	1,237	1,000
Additional paid-in capital		8,036,663	609,601
Statutory reserve		370,683	370,683
Retained earnings		13,537,337	12,740,983
Accumulated other comprehensive loss		(1,362,750)	(247,574)
TOTAL SHAREHOLDERS’ EQUITY		20,583,170	13,474,693
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		31,156,424	36,164,139
Related Party
Current liabilities
Due to related parties		$ 968,690	$ 607,236

[1]	The share amounts are presented on a retroactive basis.